Capital Management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of regulatory capital and capital ratios [Line Items]
Common Equity Tier 1 Capital Basel I floor adjustment	$ 8,200	$ 0	$ 0
Tier 1 Capital Basel I floor adjustment	$ 8,200	$ 0	$ 0